ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	September 30, 2024	December 31, 2023
Accounts payable	598,381	561,551
Accrued expenses	47,719	27,534
Total	646,100	589,085

	December 31, 2023	December 31, 2022
Accounts payable	561,551	899,823
Accrued expenses	27,534	61,573
Total	589,085	961,396